Financial Information of VIEs (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents	$ 331,218,497	$ 454,475,593	$ 568,159,372	$ 142,434,073
Accounts receivable, net of allowance for doubtful accounts of $1,044,492 and $1,189,024 in 2010 and 2011, respectively	249,206,254	157,328,743
Rental deposits	60,913,252	46,613,780
Total current assets	1,032,882,973	852,361,174
Rental deposits	4,046,749	5,681,865
Equipment, net	79,042,120	68,886,796
Acquired intangible assets, net	35,025,435	24,162,043
Goodwill	459,112,676	425,334,632	410,368,691
Other long-term assets	11,119,725	7,733,029
Total assets	1,741,437,151	1,384,159,539
Accounts payable	19,448,258	16,589,293
Accrued expenses and other current liabilities	173,753,526	121,763,522
Income taxes payable	35,462,590	8,890,191
Deferred tax liabilities	33,550,044	23,627,893
Total current liabilities	364,410,322	172,719,088
Total liabilities	468,615,382	182,716,599
Net revenues	792,620,177	516,314,697	397,164,522
Gross profit (loss)	502,975,911	294,624,663	156,091,319
Net loss	162,677,038	184,273,477	(213,257,044)
Variable Interest Entity, Primary Beneficiary
Cash and cash equivalents	31,489,211	10,835,318
Accounts receivable, net of allowance for doubtful accounts of $1,044,492 and $1,189,024 in 2010 and 2011, respectively	4,465,802	9,127,339
Rental deposits	7,890,513	10,412,099
Other current assets	1,607,836	2,363,218
Total current assets	45,453,362	32,737,974
Rental deposits	2,799,863	1,466,145
Equipment, net	5,874,342	2,158,832
Acquired intangible assets, net	2,366,486	3,523,586
Goodwill	404,623,715	397,840,137
Other long-term assets	630,394	1,079,410
Total long-term assets	416,294,800	406,068,110
Total assets	461,748,162	438,806,084
Accounts payable	4,321,376	4,340,424
Accrued expenses and other current liabilities	16,878,170	10,635,394
Income taxes payable	3,051,811	2,914,969
Deferred tax liabilities	1,753,744	1,820,531
Total current liabilities	26,005,101	19,711,318
Total long-term liabilities	791,750	710,252
Total liabilities	26,796,851	20,421,570
Net revenues	11,550,022	21,491,910	12,837,242
Gross profit (loss)	(22,512,385)	(19,019,078)	(11,114,534)
Net loss	$ (41,077,487)	$ (35,930,035)	$ (30,533,871)